CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgements and estimates [Abstract]
Disclosure of Detailed Information about Allowance For Expected Credit Losses

Key judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
The appropriate lifetime of an exposure to credit risk for the assessment of lifetime losses, notably on revolving products
Establishing the criteria for a significant increase in credit risk
The use of management judgement alongside impairment modelling processes to adjust inputs, parameters and outputs to reflect risks not captured by models
Key estimates:
Base case and Multiple Economic Scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward looking credit parameters

Disclosure of Detailed Information about Significant Increase in Credit Risk

SICR Triggers for key Retail portfolios
Origination grade	1	2	3	4	5	6	7
Mortgages SICR grade	5	5	6	7	8	9	10
Credit cards SICR grade	4	5	6	7	8	9	10
Loans and overdrafts SICR grade	5	6	7	8	9	10	11

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary %	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00

Disclosure of Detailed Information about Total Impact on ECL per Scenario

	First quarter 2020	Second quarter 2020	Third quarter 2020	Fourth quarter 2020	First quarter 2021	Second quarter 2021	Third quarter 2021	Fourth quarter 2021
Base case	%	%	%	%	%	%	%	%
Gross domestic product	(3.0)	(18.8)	16.0	(1.9)	(3.8)	5.6	3.6	1.5
UK Bank Rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	4.0	4.1	4.8	5.0	5.2	6.5	8.0	7.5
House price growth	2.8	2.6	7.2	5.9	5.5	4.7	(1.6)	(3.8)
Commercial real estate price growth	(5.0)	(7.8)	(7.8)	(7.0)	(6.1)	(2.9)	(2.2)	(1.7)
1Gross domestic product presented quarter on quarter, house price growth and commercial real estate growth presented year on year - i.e. from the equivalent quarter the previous year. Bank Rate is presented end quarter.
Scenarios by year
Key annual assumptions made by the Group are shown below. Gross domestic product is presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices within the period. UK Bank Rate and unemployment rate are averages for the period.

	2020	2021	2022	2023	2024
	%	%	%	%	%
Upside
Gross domestic product	(10.5)	3.7	5.7	1.7	1.5
UK Bank Rate	0.10	1.14	1.27	1.20	1.21
Unemployment rate	4.3	5.4	5.4	5.0	4.5
House price growth	6.3	(1.4)	5.2	6.0	5.0
Commercial real estate price growth	(4.6)	9.3	3.9	2.1	0.3
Base case
Gross domestic product	(10.5)	3.0	6.0	1.7	1.4
UK Bank Rate	0.10	0.10	0.10	0.21	0.25
Unemployment rate	4.5	6.8	6.8	6.1	5.5
House price growth	5.9	(3.8)	0.5	1.5	1.5
Commercial real estate price growth	(7.0)	(1.7)	1.6	1.1	0.6
Downside
Gross domestic product	(10.6)	1.7	5.1	1.4	1.4
UK Bank Rate	0.10	0.06	0.02	0.02	0.03
Unemployment rate	4.6	7.9	8.4	7.8	7.0
House price growth	5.6	(8.4)	(6.5)	(4.7)	(3.0)
Commercial real estate price growth	(8.7)	(10.6)	(3.2)	(0.8)	(0.8)
Severe downside
Gross domestic product	(10.8)	0.3	4.8	1.3	1.2
UK Bank Rate	0.10	0.00	0.00	0.01	0.01
Unemployment rate	4.8	9.9	10.7	9.8	8.7
House price growth	5.3	(11.1)	(12.5)	(10.7)	(7.6)
Commercial real estate price growth	(11.0)	(21.4)	(9.8)	(3.9)	(0.8)

Disclosure of Detailed Information about Economic Assumptions

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	0.3	0.1	(0.4)	(0.8)	1.6	1.3	1.0	0.3
UK Bank Rate	0.98	0.15	0.05	0.02	1.87	1.15	0.51	0.17
Unemployment rate	5.0	5.9	7.1	8.8	3.9	4.3	5.5	6.7
House price growth	4.2	1.1	(3.5)	(7.5)	5.1	1.4	(2.5)	(7.0)
Commercial real estate price growth	2.1	(1.1)	(4.9)	(9.7)	1.6	(0.3)	(3.9)	(7.3)
Economic assumptions - start to peak

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	1.4	0.8	(1.7)	(3.0)	8.4	6.6	5.5	1.8
UK Bank Rate	1.44	0.25	0.10	0.10	2.56	1.75	0.75	0.75
Unemployment rate	6.5	8.0	9.3	11.5	4.4	4.6	6.9	8.3
House price growth	22.6	5.9	5.6	5.3	28.3	7.1	2.7	2.7
Commercial real estate price growth	11.0	(2.7)	(2.7)	(2.7)	8.8	(0.8)	(0.8)	(0.8)
Economic assumptions - start to trough

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	(21.2)	(21.2)	(21.2)	(21.2)	0.3	0.3	0.3	(2.4)
UK Bank Rate	0.10	0.10	0.01	0.00	0.75	0.75	0.35	0.01
Unemployment rate	4.0	4.0	4.0	4.0	3.4	3.8	3.8	3.8
House price growth	(0.5)	(0.5)	(16.4)	(32.4)	1.5	0.0	(12.0)	(30.3)
Commercial real estate price growth	(6.9)	(9.0)	(22.2)	(39.9)	(1.4)	(2.3)	(17.9)	(31.4)

Disclosure of Detailed Information about ECL Sensitivity to Economic Assumptions

	At 31 December 2020			At 31 December 2019
	Base case	Probability weighted	Difference	Base case	Probability weighted	Difference
Impact of multiple economic scenarios	£m	£m	£m	£m	£m	£m
UK mortgages	803	1,027	224	464	569	105
Other Retail	2,310	2,368	58	1,492	1,521	29
Commercial Banking	2,102	2,315	213	1,206	1,263	57
Other	422	422	—	27	27	—
	5,637	6,132	495	3,189	3,380	191

	At 31 December 2020					At 31 December 2019
	Probability- weighted	Upside	Base case	Downside	Severe downside	Probability- weighted	Upside	Base case	Downside	Severe downside
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK mortgages	1,027	614	803	1,237	2,306	569	317	464	653	1,389
Other Retail	2,368	2,181	2,310	2,487	2,745	1,521	1,443	1,492	1,564	1,712
Commercial Banking	2,315	1,853	2,102	2,575	3,554	1,263	1,163	1,206	1,327	1,535
Other	422	420	422	422	428	27	27	27	27	27
ECL allowance	6,132	5,068	5,637	6,721	9,033	3,380	2,950	3,189	3,571	4,663

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	£m	£m	£m	£m	£m	£m	£m	£m
UK mortgages	602	797	1,269	2,578	311	461	670	1,667
Other Retail	2,154	2,299	2,509	2,819	1,435	1,486	1,570	1,740
Commercial Banking	1,842	2,079	2,629	3,985	1,154	1,202	1,335	1,573
Other	420	421	422	429	27	27	27	27
ECL allowance	5,018	5,596	6,829	9,811	2,927	3,176	3,602	5,007

	At 31 December 2020		At 31 December 2019
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI
ECL impact, £m	(206)	284	(110)	147

	At 31 December 2020		At 31 December 2019
	1pp increase in unemployment	1pp decrease in unemployment	1pp increase in unemployment	1pp decrease in unemployment
	£m	£m	£m	£m
UK mortgages	25	(23)	33	(34)
Other Retail	54	(54)	39	(54)
Commercial Banking	123	(110)	68	(54)
Other	1	(1)	1	(1)
ECL impact	203	(188)	141	(143)

Disclosure of Detailed Information about Application of Judgement in Adjustments to Modelled ECL

	Modelled ECL	Individually assessed	Judgements due to COVID-19[1]	Other judgements	Total ECL
	£m	£m	£m	£m	£m
At 31 December 2020
UK mortgages	481	—	36	510	1,027
Other Retail	2,060	—	321	(13)	2,368
Commercial Banking	1,021	1,215	81	(2)	2,315
Other	22	—	400	—	422
Total	3,584	1,215	838	495	6,132
At 31 December 2019
UK mortgages	386	—	—	183	569
Other Retail	1,531	—	—	(10)	1,521
Commercial Banking	471	812	—	(20)	1,263
Other	27	—	—	—	27
Total	2,415	812	—	153	3,380
1Judgements introduced in 2020 due to the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.

Disclosure of Detailed Information about Defined Benefit Pension Scheme Obligations

Key estimates:	Discount rate applied to future cash flows
Expected lifetime of the schemes' members

Disclosure of Detailed Information about Recoverability of Deferred Tax Assets and Uncertain Tax Positions

Key judgements:	Assessing the likely level of future taxable profits taking into account the Group’s long-term financial and strategic plans
Interpreting tax rules on the Group’s open tax matters

Disclosure of Detailed Information about Regulatory Positions

Key judgements:	Determining the scope of reviews required by regulators
The impact of legal decisions that may be relevant to claims received
Key estimates:	The number of future complaints
The proportion of complaints that will be upheld
The average cost of redress

Disclosure of Detailed Information about Fair Value of Financial Instruments

Key estimates:	Interest rate spreads, earnings multiples and interest rate volatility

Disclosure of Detailed Information about Recoverability of Goodwill and Other Intangible Assets

Key judgements:	Assessing future trading conditions that could affect the Group’s business operations
Assessing whether certain of the Group’s purchased brands have an indefinite life
Key estimates:	The value-in-use calculations require management to estimate future cash flows, appropriate discount rates for those cash flows and long-term sustainable growth rates
Estimated useful life of internally generated capitalised software